Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Millions	Total	Cumulative effects of changes in accounting policies	Restated opening balance	Total equity attributable to owners of the Company	Total equity attributable to owners of the Company Cumulative effects of changes in accounting policies	Total equity attributable to owners of the Company Restated opening balance	Share capital	Share capital Restated opening balance	Share premium	Share premium Restated opening balance	Treasury shares	Treasury shares Restated opening balance	Retained earnings	Retained earnings Cumulative effects of changes in accounting policies	Retained earnings Restated opening balance	Total other components of equity	Total other components of equity Cumulative effects of changes in accounting policies	Total other components of equity Restated opening balance	Exchange differences on translation of foreign operations	Exchange differences on translation of foreign operations Restated opening balance	Changes in fair value of financial assets measured at fair value through other comprehensive income	Changes in fair value of financial assets measured at fair value through other comprehensive income Restated opening balance	Cash flow hedges	Cash flow hedges Restated opening balance	Hedging cost	Hedging cost Restated opening balance	Remeasurements of defined benefit pension plans	Remeasurements of defined benefit pension plans Restated opening balance	Non- controlling interests	Non- controlling interests Restated opening balance
Equity, as of beginning of period at Mar. 31, 2019	¥ 5,185,991	¥ (512)	¥ 5,185,479	¥ 5,181,985	¥ (512)	¥ 5,181,473	¥ 1,643,585	¥ 1,643,585	¥ 1,650,232	¥ 1,650,232	¥ (57,142)	¥ (57,142)	¥ 1,595,431	¥ (512)	¥ 1,594,919	¥ 349,879	¥ 0	¥ 349,879	¥ 299,128	¥ 299,128	¥ 46,380	¥ 46,380	¥ 2,959	¥ 2,959	¥ 1,412	¥ 1,412	¥ 0	¥ 0	¥ 4,006	¥ 4,006
Net profit for the year	44,290			44,241									44,241			0													49
Other comprehensive income (loss)	(243,709)			(243,810)												(243,810)			(207,280)		(3,586)		(25,689)		(857)		(6,398)		101
Total comprehensive income (loss) for the year	(199,419)			(199,569)									44,241			(243,810)			(207,280)		(3,586)		(25,689)		(857)		(6,398)		150
Changes in equity [abstract]
Issuance of new shares	49,076			49,076			24,538		24,538							0
Acquisition of treasury shares	(52,750)			(52,750)							(52,750)					0
Disposal of treasury shares	1			1					0		1					0
Dividends	(282,846)			(282,693)									(282,693)			0													(153)
Transfers from other components of equity	0			0									13,505			(13,505)					(19,903)						6,398
Share-based compensation	29,122			29,122					29,122							0
Exercise of share-based awards	(1,177)			(1,177)					(23,605)		22,428					0
Total transactions with owners	(258,574)			(258,421)			24,538		30,055		(30,321)		(269,188)			(13,505)			0		(19,903)		0		0		6,398		(153)
Equity, as of end of period at Mar. 31, 2020	4,727,486			4,723,483			1,668,123		1,680,287		(87,463)		1,369,972			92,564			91,848		22,891		(22,730)		555		0		4,003
Net profit for the year	376,171			376,005									376,005			0													166
Other comprehensive income (loss)	321,245			321,197												321,197			308,950		61,873		(45,345)		(9,147)		4,866		48
Total comprehensive income (loss) for the year	697,416			697,202									376,005			321,197			308,950		61,873		(45,345)		(9,147)		4,866		214
Changes in equity [abstract]
Issuance of new shares	44			44			22		22							0
Acquisition of treasury shares	(2,141)			(2,141)							(2,141)					0
Disposal of treasury shares	2			2					0		2					0
Dividends	(283,795)			(283,718)									(283,718)			0													(77)
Transfers from other components of equity	0			0									47,647			(47,647)					(42,781)						(4,866)
Share-based compensation	37,663			37,663					37,663							0
Exercise of share-based awards	502			502					(29,548)		30,050					0
Total transactions with owners	(247,725)			(247,648)			22		8,137		27,911		(236,071)			(47,647)			0		(42,781)		0		0		(4,866)		(77)
Equity, as of end of period at Mar. 31, 2021	5,177,177			5,173,037			1,668,145		1,688,424		(59,552)		1,509,906			366,114			400,798		41,983		(68,075)		(8,592)		0		4,140
Net profit for the year	230,166			230,059									230,059			0													107
Other comprehensive income (loss)	594,261			594,200												594,200			583,343		(14,558)		2,173		2,457		20,783		61
Total comprehensive income (loss) for the year	824,427			824,258									230,059			594,200			583,343		(14,558)		2,173		2,457		20,783		168
Changes in equity [abstract]
Issuance of new shares	22,154			22,154			8,118		14,036							0
Acquisition of treasury shares	(79,447)			(79,447)							(79,447)					0
Disposal of treasury shares	1			1					0		1					0
Dividends	(284,246)			(284,246)									(284,246)			0
Changes in ownership	(5,948)			(2,143)									(2,143)			0													(3,804)
Transfers from other components of equity	0			0									26,141			(26,141)					(5,357)						(20,783)
Share-based compensation	43,374			43,374					43,374							0
Exercise of share-based awards	(13,968)			(13,968)					(36,960)		22,992					0
Total transactions with owners	(318,080)			(314,276)			8,118		20,450		(56,454)		(260,249)			(26,141)			0		(5,357)		0		0		(20,783)		(3,804)
Equity, as of end of period at Mar. 31, 2022	¥ 5,683,523			¥ 5,683,019			¥ 1,676,263		¥ 1,708,873		¥ (116,007)		¥ 1,479,716			¥ 934,173			¥ 984,141		¥ 22,068		¥ (65,901)		¥ (6,135)		¥ 0		¥ 504